Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class K | BlackRock Emerging Markets ex-China Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	31.78%	(3.47%)